[LETTERHEAD]

November 30, 2004

VIA EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Larry Spirgel, Esq.

Re:
Tri-S Security Corporation
Form S-1 filed October 13, 2004
File No. 333-119737

Ladies and Gentlemen:

        On behalf of Tri-S Security Corporation (the "Company") and in accordance with Rule 472(a) under the Securities Act of 1933, as amended, we transmit herewith for filing a conformed copy of the Company's Amendment No. 1 ("Amendment No. 1") to its Registration Statement on Form S-1 (No. 333-119737) filed on October 13, 2004, including exhibits thereto (the "Registration Statement"), which Amendment No. 1 has been marked to show changes effected to the Registration Statement in accordance with Rule 310 of Regulation S-T.

        Amendment No. 1 is being filed with the Commission primarily in response to comments of the Staff contained in the letter from Larry Spirgel to Ronald G. Farrell dated November 16, 2004. In the interest of clarity, defined terms not otherwise defined in this letter are as defined in Amendment No. 1. For the Staff's convenience, the numbered paragraphs below and headings correspond to the paragraph numbers and headings in the Staff's November 16, 2004 comment letter.

General

  1.
  We have inserted the previously omitted information such as the assumed offering price throughout Amendment No. 1 as requested by the Staff.

  2.
  As requested by the Staff, we submitted to the Staff under separate cover a copy of the artwork which the Company proposes to use in the prospectus forming a part of the Registration Statement.

  3.
  As requested by the Staff, we are submitting to the Staff under separate cover a marked copy of the industry research material referenced in various parts of Amendment No. 1. None of this material has been prepared specifically for this filing, and the material is available from its author upon purchase thereof.

Inside Front Cover of Prospectus

  4.
  As requested by the Staff, we have moved (i) the first paragraph noted by the Staff to the introductory language to the "Prospectus Summary", (ii) the third paragraph noted by the Staff to the "Prospectus Summary—The Offering", and (iii) the fourth paragraph noted by the Staff to the "Prospectus Summary—The Company."

Prospectus Summary, page 1

  5.
  As requested by the Staff, we have revised disclosure in the "Prospectus Summary" to more prominently disclose that the Company did not have any operations until the Acquisition in February 2004 and that the Company's current operations consist only of the operations of Paragon Systems.

  Recent Developments, page 2

  6.
  As requested by the Staff, we have revised the disclosure to move the detailed disclosure regarding the Company's acquisition of Paragon Systems, the agreements with the former shareholders of Paragon Systems and the recapitalization to "Recent Developments", and we have replaced such disclosure in the "Prospectus Summary—Recent Developments" with more streamlined disclosure of the material terms of such matters and the identity of the former shareholders of Paragon Systems.

  Risk Factors, page 5

  7.
  As requested by the Staff, we have revised the captions of the risk factors to more accurately reflect the risk that is described in the associated risk factor.

  8.
  As requested by the Staff, we have revised the risk factors to provide more detailed disclosure regarding the magnitude and likelihood of each risk factor to the extent that the Company is able to assess such magnitude and likelihood.

  9.
  As requested by the Staff, we have revised the risk factors to provide more specific disclosure regarding the possible impact on the Company and its operations arising from the associated risk factor.

  We must comply with complex procurement law and regulations. . . ., page 8

  10.
  As requested by the Staff, we have revised this risk factor to provide more detailed disclosure regarding how the referenced procurement laws and regulations will specifically impact the Company and its operations.

  Our participation in the competing bidding process. . . ., page 9

  11.
  As requested by the Staff, we have revised this risk factor to clarify why Paragon Systems is no longer certified as an 8(a) firm.

  We depend on factoring to meet our cash flow. . . ., page 11

  12.
  As requested by the Staff, we have revised the disclosure in this risk factor and the disclosure in "Management's Discussion and Analysis of Financial Condition and Results of Operation" to disclose the cash received from LSQ pursuant to the factoring arrangement through September 30, 2004 and the amount of cash the Company expects to require for its operations for the next 12 months from the factoring arrangement.

  Our acquisition of Paragon Systems could result in future impairments. . . ., page 12

  13.
  As requested by the Staff, we have revised the disclosure in this risk factor to discuss the risk to the Company and its shareholders resulting from possible future impairment charges relating to the Acquisition.

  We are subject to government regulation. . . ., page 14

  14.
  As requested by the Staff, we have revised the disclosure in this risk factor to disclose the Company's belief regarding its current compliance with all applicable material laws.

  Provisions of our articles of incorporation and Georgia law. . . ., page 17

  15.
  As requested by the Staff, we have revised the disclosure in this risk factor to disclose that the Company will continue to have outstanding shares of its Series C Redeemable Preferred Stock after the offering.

  We do not intend to pay cash dividends on the common stock. . . ., page 19

  16.
  In response to the Staff's comment, we have revised this risk factor to describe the risk to the Company's shareholders resulting from the Company not paying dividends. This risk factor has been relocated and now appears on page 22 of Amendment No. 1.

  Use of Proceeds, page 22

  17.
  The Company intends to use a portion of the offering proceeds to pay the dividends due on the Series C Redeemable Preferred Stock. The "Use of Proceeds" section has been revised to disclose this intention.

  Historical Selected Financial Date, page 25

  18.
  As requested by the Staff, we have revised the Historical Selected Financial Data to include the balance sheet disclosures for the interim periods noted by the Staff. As a result of updating the financial information to September 30, 2004 throughout Amendments No. 1, the nine-month interim periods are now September 30, 2003 and September 30, 2004.

  19.
  As requested by the Staff, we have revised the Historical Selected Financial Data to include the selected financial data for Paragon Systems for the years ended December 31, 1999 and December 31, 2000 and to provide the selected financial data for the Company for each period that it has been in existence.

  20.
  As requested by the Staff, we have revised the Historical Selected Financial Data to include the historical earnings per share for Paragon Systems and the Company for each period presented and have revised the appropriate row label to reflect the pro forma information in lieu of the footnote reference.

  Unaudited Pro Form Condensed Financial Statements, page 26

  21.
  As requested by the Staff, we have revised the introductory language to the Unaudited Pro Forma Condensed Financial Statements to describe in more detail the exchange and recapitalization transaction.

  22.
  As requested by the Staff, we have revised the Unaudited Pro Forma Condensed Financial Statements to disclose the accounting for the exchange of common stock for the presently outstanding common stock, Series A Convertible Preferred Stock and Series B Convertible Preferred Stock and to describe the terms of the exchange. The reverse stock split effected by the exchange will be accounted for as a stock split in accordance with AICPA Accounting Research Bulletin 43, Chapter 7B. Accordingly, the amounts recorded for the par value of the common stock and additional paid-in capital will be adjusted to reflect the exchange. The par value of the common stock will be the product of the number of shares outstanding multiplied by the par value per share. The excess amount of par value will be transferred to additional paid-in capital, and retained earnings (accumulated deficit) will remain unchanged.

  23.
  As requested by the Staff, we have revised the pro forma statements of operations to reflect the results of operations of Tri-S for periods prior to the Acquisition.

  24.
  As requested by the Staff, we have updated the pro forma financial information to reflect the period ended September 30, 2004.

  Notes to the pro forma financial statements, page 31

  25.
  As requested by the Staff, we have revised the notes to the pro forma financial information to disclose that the Company agreed to issue 100 shares of its Series C Redeemable Preferred Stock in connection with the Acquisition. These shares were valued at their per share redemption value (or $60,000 per share), which represents (in the aggregate) the balance of the purchase price for Paragaon Systems that resulted from arms' length negotiations between the Company and the former shareholders of Paragon Systems.

  26.
  As requested by the Staff, we have revised the notes to the pro forma financial information to disclose how we determined the amount of amortization of our Federal contracts.

  27.
  The Company believes it is appropriate to adjust the selling, general and administrative expenses in "Unaudited Pro Forma Condensed Financial Statements" as discussed in the notes thereto to reduce such expenses for the compensation paid to Charles Keathley, Chief Executive Officer of Paragon Systems, for the pro forma periods of the year ended December 31, 2003 and the nine months ended September 30, 2004 because we believe such adjustment most appropriately reflects the continuing impact of the transactions contemplated by the Acquisition and the Employment Agreement between Paragon Systems and Mr. Keathley. Rule 11-02(a) of Regulation S-X states that "Pro forma financial information should provide investors with information about the continuing impact of a particular transaction by showing how it might have affected historical financial statements if the transaction had been consummated at an earlier time."

    Rule 11-02(b)(6) of Regulation S-X states that pro forma adjustments shall include adjustments which give effect to events that are (i) directly attributable to the transaction, (ii) expected to have a continuing impact on the registrant and (iii) factually supportable. The Company believes that the reduction of selling, general and administrative expenses for the compensation paid to Mr. Keathley meets the above requirements because the Stock Purchase Agreement which effectuated the Acquisition required that Paragon Systems enter into an employment agreement with Mr. Keathley with a term of one year following the Acquisition. Paragon Systems has been required to pay Mr. Keathley's compensation pursuant to the Employment Agreement even though Paragon Systems does not require any services from Mr. Keathley. There will be a continuing impact on Paragon Systems because Mr. Keathley's compensation expense will not continue after the termination of Mr. Keathley's Employment Agreement since Paragon Systems does not intend to hire a replacement for Mr. Keathley. Mr. Keathley's duties prior to the Acquisition were assumed by Ronald G. Farrell, the Company's Chief Executive Officer, and other employees at Paragon Systems. Mr. Farrell's compensation is included in all periods presented.

    As requested by the Staff, we have revised the notes to the pro forma financial information to disclose the termination date of Mr. Keathley's Employment Agreement and the amount of compensation paid thereunder.

  28.
  As requested by the Staff, we have revised the notes to the pro forma financial information to disclose the ratio used to determine the reverse stock split.

  29.
  As requested by the Staff, we have revised the notes to the pro forma financial information to disclose the accounting impact of the changes to outstanding rights to purchase our common stock and the change to the exercise prices thereof. The reverse stock split to be effected by the exchange will be accounted for as a stock split in accordance with AICPA Accounting Research Bulletin 43, Chapter 7B.

  Recent Developments, Agreements with Former Shareholders. . . ., page 36

  30.
  As requested by the Staff, we have revised the "Recent Developments—Agreements with Former Shareholders of Paragon Systems" to disclose the names of the former shareholders of Paragon Systems subject to the agreements described in that section. We have made conforming changes to the disclosure throughout the document.

  Management's Discussion and Analysis. . . . Overview, page 38

  31.
  As requested by the Staff, we have revised the "Management's Discussion and Analysis of Financial Condition and Results of Operations—Overview" to discuss the topics that "keep the CEO up at night" without unduly repeating information appearing elsewhere in Amendment No. 1.

  32.
  As requested by the Staff, we have revised the "Management's Discussion and Analysis of Financial Condition and Results of Operations—Overview" to discuss the known trends or uncertainties, including the applicable factors discussed in the "Risk Factors", that may impact the Company's financial condition.

  33.
  In response to the Staff's comment, we have revised the "Management's Discussion and Analysis of Financial Condition and Results of Operations—Results of Operations of the Company—Selling, General and Administrative Expenses" to disclose the components of the Company's selling, general and administrative expenses.

  34.
  As requested by the Staff, we have revised the "Management's Discussion and Analysis of Financial Condition and Results of Operations—Overview" to discuss the impact on the Company's operations if the Department of Homeland Security terminates its contract with the Company as a result of the alleged non-compliance with firearm procedures.

    Results of Operations of the Company. . . ., page 39

  35.
  As requested by the Staff, we have revised the "Management's Discussion and Analysis of Financial Condition and Results of Operations—Results of Operations of the Company" to provide the financial information in a tabular format and to analyze the known changes, events, trends and uncertainties in the accompanying text.

  36.
  In response to the Staff's comment, we have revised "Management's Discussion and Analysis of Financial Condition and Results of Operations—Results of Operations of the Company—Revenues" to clarify the number of our contracts and the revenues generated by them in 2003.

  37.
  As requested by the Staff, we have revised the "Management's Discussion and Analysis of Financial Condition and Results of Operations—Results of Operations of the Company—Revenues" to clarify the number of the Company's contracts in 2003 and 2004. We have made conforming changes in "Risk Factors." In this regard, we have clarified that the Company currently has 10 customers, two of which have two contracts each.

    Critical Accounting Policies, page 42

  38.
  As requested by the Staff, we have revised the disclosure to provide a discussion of our material accounting estimates and assumptions involving a high degree of subjectivity or judgment on the part of management.

  39.
  As requested by the Staff, we have revised the disclosure for the accounting of goodwill and intangibles to describe the two-step goodwill impairment test and the methodology we use to assess impairment.

    Liquidity and Capital Resources, page 44

  40.
  In response to the Staff's comment, we have eliminated the disclosure noted by the Staff because it was inapplicable.

  41.
  As requested by the Staff, we have revised the "Management's Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources" to discuss in greater detail the drivers affecting cash flow.

  42.
  In response to the Staff's comments, we have eliminated the disclosure noted by the Staff and provided an appropriate description of the changes in cash flow.

  43.
  As requested by the Staff, we have revised "Management's Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources" to discuss capital expenditures for the next 12 months, to expand our liquidity discussion to discuss in more detail our ability to generate cash and to address the related items noted by the Staff.

  Business, Overview, page 52

  44.
  At the Staff's request, we have revised disclosure in "Business" to more prominently disclose that the Company did not have any operations until the Acquisition in February 2004 and that the Company's current operations consist only of the operations of Paragon Systems.

  45.
  In response to the Staff's comments, we have revised the disclosure in "Business" to provide tabular disclosure regarding the number of contracts we have in various revenue ranges. We believe that disclosing the names of each of our customers and the revenues generated by our contracts with them would put the Company at a competitive disadvantage in the competitive bidding process pursuant to which the Company obtains substantially all of its contracts.

  Competition in Contract Guard Services, page 59

  46.
  At the Staff's request, we have revised the disclosure in "Business—Competition in Contract Guard Services" to provide more detailed disclosure regarding the Company's competitive environment. The Company believes that the contract guard services industry is highly fragmented and that there are a number of small companies providing these services that are unknown to the Company. Accordingly, the Company's disclosure and estimates regarding competition are based on the competitors known to the Company.

  Certain Transactions, page 67

  47.
  At the Staff's request, we have revised the disclosure in "Certain Transactions" to disclose in this section all related party transactions since January 1, 2003 and to further describe how each of parties is related.

  Underwriting, page 78

  48.
  The lead underwriter has informed the Company that none of the members of the underwriting syndicate will engage in any electronic offer, sale or distribution of the shares.

  49.
  The Company does not intend to reserve units in the offering for sale to its directors, employees or any other person. The Company intends to provide the underwriters with contact information for the Company's directors, employees and others persons known to the

    Company's Chief Executive Officer, and the underwriters will offer units in the offering to such persons (if at all) on the same basis as units are offered to the public.

  Financial Statements, page F-1

  50.
  As requested by the Staff, the audited financial statements of the Company for the periods prior the acquisition of Paragon Systems have been included in Amendment No. 1.

  51.
  As requested by the Staff, we have revised the financial statements to reflect the Acquisition using the principles described in SFAS 141.

  Age of Financial Statements

  52.
  We have updated the financial information appearing throughout Amendment No. 1 to comply with the requirements of Rule 3-12 of Regulation S-X by including the applicable financial information for the period ended September 30, 2004.

  Exhibit 5

  53.
  As requested by the Staff, we have included in Amendment No. 1 the form of the underwriting agreement and the legality opinion.

        Amendment No. 1 also reflects that the offering is now a unit offering whereby the Company will offer a unit consisting of one share of its common stock and a warrant to purchase one share of its common stock. The other changes made to the Registration Statement by Amendment No. 1 reflect updating of, and certain other revisions to, the disclosure contained in the Registration Statement, most of which result from the finalization of share data necessary to complete the Registration Statement. Any comments or questions regarding this filing should be directed to the undersigned at Rogers & Hardin LLP, 2700 International Tower, 229 Peachtree Street, N.E., Atlanta, Georgia 30303, telephone (404) 420-4633, facsimile (404) 525-2224. We appreciate your prompt attention to this matter.

Sincerely,
/s/ Robert C. Hussle
Robert C. Hussle

Enclosure
cc (Via Hand Delivery):
            Reginald A. Norris, Esq. (w/two copies of Amendment No. 1 w/ exhibits)
            Mr. Terry French (w/two copies of Amendment No. 1 w/o exhibits)